Long-term Debt and Other Financing Debt Instrument Table (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended				12 Months Ended															1 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013 Senior Secured Notes Due December 2018 [Member]	Nov. 30, 2012 Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2013 Senior Secured Notes Due December 2018 [Member]	Mar. 31, 2014 Senior Secured Notes Due December 2018 [Member]	Jun. 24, 2013 Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2012 Senior Secured Notes Due December 2018 [Member]	Nov. 30, 2012 Exchangeable Senior Notes Due November 2019 [Member]	Dec. 31, 2013 Exchangeable Senior Notes Due November 2019 [Member]	Mar. 31, 2014 Exchangeable Senior Notes Due November 2019 [Member]	Dec. 31, 2012 Exchangeable Senior Notes Due November 2019 [Member]	Dec. 31, 2013 Senior Notes Due May 2020 [Member]	Mar. 31, 2014 Senior Notes Due May 2020 [Member]	Dec. 31, 2012 Senior Notes Due May 2020 [Member]	Mar. 31, 2012 Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Senior Notes Due April 2022 [Member]	Mar. 31, 2014 Senior Notes Due April 2022 [Member]	Dec. 31, 2012 Senior Notes Due April 2022 [Member]	Mar. 30, 2012 Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Unsecured Industrial Revenue Bonds [Member]	Dec. 31, 2013 Secured Industrial Revenue Bonds [Member]	Dec. 31, 2013 Industrial Revenue Bonds [Member]	Mar. 31, 2014 Industrial Revenue Bonds [Member]	Dec. 31, 2012 Industrial Revenue Bonds [Member]	Dec. 31, 2013 Spencer County Bonds [Member] Taxable Tax Increment Revenue Bonds Issued [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Notes Due May 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Notes Due May 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Three [Member] Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Three [Member] Senior Notes Due May 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Three [Member] Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Four [Member] Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Four [Member] Senior Notes Due May 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Four [Member] Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Five [Member] Senior Notes Due May 2020 [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Five [Member] Senior Notes Due April 2022 [Member]	Dec. 31, 2013 Maximum [Member] Exchangeable Senior Notes Due November 2019 [Member]	Nov. 30, 2012 Underwriting Discounts And Other Fees [Member] Exchangeable Senior Notes Due November 2019 [Member]	Dec. 31, 2013 Other Income (Expense) [Member]
Debt Instrument [Line Items]
Credit Facility																												$ 240,000,000	$ 90,000,000	$ 0
Long-term debt, gross						380,000,000	380,000,000		350,000,000		150,000,000	150,000,000	150,000,000	529,800,000	529,800,000	550,000,000		290,200,000	290,200,000	300,000,000		73,300,000	26,800,000	100,100,000	99,900,000	100,900,000
Unamortized discount/premium, net	(39,000,000)		(33,100,000)								(34,300,000)		(38,200,000)
Unamortized debt (discount) premium, net		(32,100,000)	(33,100,000)
Total debt	1,411,900,000		1,507,000,000
Current portion of long-term debt	700,000	600,000	800,000
Total long-term debt	1,411,200,000	1,657,200,000	1,506,200,000
Debt Instrument, Face Amount					350,000,000			30,000,000		150,000,000											300,000,000						23,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)					8.75%	8.75%	8.75%			5.00%		5.00%		7.625%	7.625%				8.375%		8.375%
Debt Instrument, Maturity Date						Dec. 01, 2018					Nov. 15, 2019			May 15, 2020				Apr. 01, 2022
Proceeds from Debt, Net of Issuance Costs				30,900,000	341,100,000					144,800,000							293,200,000
Debt Instrument Offering Price				106.50%
Assets Pledged as Collateral, Carrying Amount						1,400,000,000
Debt Instrument, Maturity Date Range, Start																								Dec. 31, 2014
Debt Instrument, Maturity Date Range, End																								Dec. 31, 2030
Debt Instrument, Redemption, Description																															Prior to December 1, 2015, AK Steel may redeem the Secured Notes at a price equal to par plus a make-whole premium and all accrued and unpaid interest to the date of redemption.	Prior to May 15, 2015, AK Steel may redeem the 2020 Notes at a price equal to par plus a make-whole premium and all accrued and unpaid interest to the date of redemption.	Prior to April 1, 2017, AK Steel may redeem the 2022 Notes at a price equal to par plus a make-whole premium and all accrued and unpaid interest to the date of redemption.
Debt Instrument, Redemption Price Percentage																																		104.375%	103.813%	104.188%	102.188%	102.542%	102.792%	100.00%	101.271%	101.396%	100.00%	100.00%
Debt Instrument, Redemption Period, Start Date																																		Dec. 01, 2015	May 15, 2015	Apr. 01, 2017	Dec. 01, 2016	May 15, 2016	Apr. 01, 2018	Dec. 01, 2017	May 15, 2017	Apr. 01, 2019	May 15, 2018	Apr. 01, 2020
Debt Instrument, Redemption Period, End Date																															Nov. 30, 2015	May 14, 2015	Mar. 31, 2017	Nov. 30, 2016	May 14, 2016	Mar. 31, 2018	Nov. 30, 2017	May 14, 2017	Mar. 31, 2019	Nov. 30, 2018	May 14, 2018	Mar. 31, 2020	May 14, 2020	Mar. 31, 2022
Debt Instrument, Repurchased Face Amount														20,200,000				9,800,000
Gain (Loss) on Repurchase of Debt Instrument																																															2,900,000
Long-term Debt, Weighted Average Interest Rate																						6.80%
Debt Instrument, Convertible, Effective Interest Rate											10.80%	10.80%
Debt Instrument, Convertible, Conversion Ratio (in shares per $1,000 principal amount)											185.1852
Debt Instrument, Convertible, Conversion Price (in dollars per share)											$ 5.40
Debt Instrument, Convertible, Number of Equity Instruments Used to Determine Consideration to Be Delivered Upon Conversion (in shares)											27,800,000
Debt Instrument, Convertible, Number Of Equity Instruments (in shares)																																													37,500,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	37,300,000									38,700,000																																				(1,400,000)
Debt Instrument, Convertible, Carrying Amount of Equity Component											37,300,000		37,300,000
Debt Instrument, Convertible, If-converted Value in Excess of Principal											35,300,000
Carrying Value of Long-term Debt		1,657,800,000	1,507,000,000								115,700,000		111,800,000
Deficiency Payments																											1,300,000
Long-term Debt Maturities, Repayments of Principal and Interest																											$ 24,200,000